Schedule of Amortization Expense (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 6,508
2026	6,508
Thereafter	5,936
Net book value	$ 18,952	$ 70,783